Non-current deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Investment deposit	$ 48,017		¥ 340,000	¥ 224,475
Deposit for purchase of machineries	1,040		7,360	12,244
Total non-current deposits	49,057		347,360	¥ 236,719
Earnest deposit for investment refunded	29,658	¥ 210,000
Potential Seller
Investment deposit	33,660
Earnest deposit for investment refunded	33,660
Another third party
Investment deposit	$ 48,017		¥ 340,000